Trade Accounts Receivable and Other Current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable and Other Current Assets
Insurance claims for recoveries	$ 124
Refund of value added tax	1,805	$ 1,429
Prepaid expenses	1,158	1,050
Other receivables	2,540	3,032
Total other current assets	$ 5,626	$ 5,511